Impact of Changes in Accounting Policies	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Impact of Changes in Accounting Policies
38.	Impact of Changes in Accounting Policies
Application of IFRS 16, “Leases”
During the fiscal year ended March 31, 2020, the NEC Group has adopted IFRS 16. The comparative information has not been restated using the transition method under IFRS 16 and the cumulative effect of the adoption of IFRS 16 is recognized as of the date of initial application on April 1, 2019.
The NEC Group elected to not to reassess whether a contract is, or contains, a lease at the date of initial application using a practical expedient of IFRS 16. Accordingly, the NEC Group grandfathers its previous assessment of whether a contract is, or contains, a lease based on IAS 17 and IFRIC 4, “Determining whether an Arrangement Contains a Lease.” In addition, the adoption of IFRS 16 did not have a significant effect on the retained earnings at the beginning of fiscal year ended March 31, 2020.

Leases previously classified as operating leases applying IAS 17
In transitioning to IFRS 16, the NEC Group has elected to apply the following practical expedient for leases previously classified as operating leases applying IAS 17:

•
As an alternative to performing an impairment review, the NEC Group relied on its assessment of whether leases were onerous by applying IAS 37, “Provisions, Contingent Liabilities and Contingent Assets,” immediately before the date of initial application.

•	The NEC Group elected not to recognize right-of-use assets and lease liabilities for leases for which the lease term ends within 12 months of the date of initial application.

•	The NEC Group excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application.

In addition, at the date of initial application, the lease liabilities were measured at the present value of the remaining lease payments discounted using the NEC Group’s incremental borrowing rate. The weighted average of the lessee’s incremental borrowing rates was 1.3%.
Leases previously classified as finance leases applying IAS 17
For leases that the NEC Group as a lessee previously classified as finance leases applying IAS 17, the carrying amounts of the right-of-use
assets and the lease liabilities at the date of initial application were the carrying amounts of the leased assets and the lease liabilities immediately before that date measured applying IAS 17.
The following is a reconciliation of
non-cancellable
operating lease commitments applying IAS 17 as of March 31, 2019, and the lease liabilities recognized at the date of initial application:

JPY (millions)
Non-cancellable operating lease commitments discounted using the incremental borrowing rate as of April 1, 2019	59,469
Finance lease obligations as of March 31, 2019	5,713
Cancellable operating lease contracts	81,800
Extension options reasonably certain to be exercised	33,849

Lease liabilities as of April 1, 2019	180,831

The
right-of-use
assets recognized for leases previously classified as operating leases applying IAS 17 at the date of initial application were 175,716 million JPY.